4. Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Property and equipment gross	$ 7,515,567		$ 3,878,142
Less accumulated deprecation	(1,981,887)		(1,384,918)
Total archival images, property and equipment, net	5,533,680	$ 5,288,964	2,493,224
Leasehold Improvements [Member]
Property and equipment gross	$ 12,446		12,446
Estimated useful lives	7 years
Computer and other equipment [Member]
Property and equipment gross	$ 87,189		72,687
Estimated useful lives	3-5 years
Furniture and fixtures [Member]
Property and equipment gross	$ 83,666		83,666
Estimated useful lives	7 years
Frank Worth Collection [Member]
Property and equipment gross	$ 2,770,000		2,770,000
Estimated useful lives	10 years
Other archival images[Member]
Property and equipment gross	$ 4,562,266		$ 939,343
Estimated useful lives	5-10 years